UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2861

Fidelity Money Market Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Money Market Trust

Retirement Government Money Market Portfolio

May 31, 2017

RGM-QTLY-0717
1.802204.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 8.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bills
6/8/17 to 10/5/17	0.62 to 0.92(b)%	$189,000	$188,730
U.S. Treasury Notes
6/15/17 to 4/30/19	0.61 to 1.10 (c)	36,075	36,087
TOTAL U.S. TREASURY DEBT
(Cost $224,817)			224,817

Variable Rate Demand Note - 2.0%
California - 0.1%
FHLMC Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.8% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.80 (c)(d)	3,600	3,600
Florida - 0.1%
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.78% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.78 (c)	1,245	1,245
New York - 1.8%
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2011 B, 0.78% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.78 (c)	3,050	3,050
FNMA New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, 0.8% 6/7/17 FNMA, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	35,400	35,400
FNMA New York Hsg. Fin. Agcy. Rev. (West 38th Street Hsg. Proj.) Series 2002 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	6,800	6,800
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.75% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.75 (c)	1,700	1,700
			46,950
Pennsylvania - 0.0%
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)	1,000	1,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $52,795)			52,795

U.S. Government Agency Debt - 54.7%
Federal Agencies - 54.7%
Fannie Mae
6/1/17 to 1/11/18	0.80 to 1.13 (c)	34,652	34,653
Federal Farm Credit Bank
7/25/17 to 1/26/18	0.83 to 1.14 (c)	55,000	55,016
Federal Home Loan Bank
6/1/17 to 7/12/18	0.64 to 1.10 (c)	1,302,885	1,302,515
Freddie Mac
7/14/17 to 1/12/18	0.63 to 1.13 (c)	37,000	37,001
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,429,185)			1,429,185

U.S. Government Agency Repurchase Agreement - 16.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.82% dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations) #	$225,352	$225,347
With:
BNP Paribas, S.A. at:
0.8%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $2,062,194, 0.00% - 3.88%, 6/07/17 - 2/15/46)	2,003	2,000
0.85%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,114,489, 0.00% - 5.50%, 6/07/17 - 4/01/47)	4,005	4,000
0.96%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,225,955, 0.00% - 6.63%, 6/07/17 - 4/01/47)	8,020	8,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,199,180, 0.00% - 4.88%, 9/21/17 - 4/01/47)	8,022	8,000
Citibank NA at:
0.8%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $2,055,321, 0.00% - 8.88%, 6/30/17 - 4/01/47)	2,000	2,000
0.81%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $12,339,155, 0.13% - 6.00%, 7/31/18 - 5/20/47)	12,002	12,000
Deutsche Bank Securities, Inc. at:
0.82%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,030,214, 2.75%, 8/15/42)	1,000	1,000
0.83%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $12,360,285, 0.00%, 2/15/37)	12,000	12,000
0.84%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,330,264, 0.00%, 2/15/37)	11,002	11,000
ING Financial Markets LLC at 0.83%, dated:
4/6/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $3,067,841, 1.13%, 7/20/18)	3,004	3,000
7/5/17 (Collateralized by U.S. Government Obligations valued at $4,085,442, 1.13%, 7/20/18)	4,008	4,000
4/7/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $5,108,056, 1.13%, 7/20/18)	5,010	5,000
4/11/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $4,085,442, 1.13%, 7/20/18)	4,008	4,000
4/12/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $2,045,228, 1.13%, 7/20/18)	2,004	2,000
4/13/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $5,108,056, 1.13%, 7/20/18)	5,010	5,000
4/17/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $2,045,228, 1.13%, 7/20/18)	2,004	2,000
4/18/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $4,085,442, 1.13%, 7/20/18)	4,008	4,000
Merrill Lynch, Pierce, Fenner & Smith at 0.82%, dated 4/13/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,253,669, 0.00% - 2.00%, 7/15/22 - 4/30/24)	12,017	12,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.84%, dated 5/3/17 due 6/1/17:
(Collateralized by U.S. Government Obligations valued at $5,103,451, 3.00% - 5.43%, 4/01/32 - 5/20/47)	5,007	5,000
(Collateralized by U.S. Government Obligations valued at $4,082,761, 2.29% - 4.00%, 10/01/26 - 5/01/47)	4,006	4,000
(Collateralized by U.S. Government Obligations valued at $5,103,452, 2.31% - 3.50%, 5/01/31 - 5/01/47)	5,008	5,000
0.85%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $2,040,048, 2.27% - 2.51%, 2/01/38 - 6/01/46)	2,000	2,000
0.86%, dated:
5/12/17 due 7/13/17 (Collateralized by U.S. Government Obligations valued at $7,143,412, 2.58% - 3.50%, 1/01/30 - 6/01/46)	7,010	7,000
5/15/17 due 7/14/17 (Collateralized by U.S. Government Obligations valued at $6,122,486, 2.51% - 5.43%, 7/01/26 - 5/01/47)	6,009	6,000
0.88%, dated 4/26/17 due 7/25/17 (Collateralized by U.S. Government Obligations valued at $2,041,795, 3.00% - 5.00%, 4/01/32 - 5/01/47)	2,004	2,000
RBC Capital Markets Corp. at:
0.84%, dated 4/18/17 due 7/17/17 (Collateralized by U.S. Government Obligations valued at $5,119,136, 1.33% - 5.50%, 6/01/28 - 5/01/47)	5,011	5,000
0.85%, dated 4/10/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $4,085,010, 2.84% - 4.00%, 11/01/34 - 5/01/47)	4,005	4,000
7/11/17 (Collateralized by U.S. Government Obligations valued at $4,085,728, 2.17% - 5.00%, 1/01/27 - 5/01/47)	4,009	4,000
0.87%, dated 5/3/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $3,072,942, 1.50% - 5.00%, 1/01/26 - 5/01/47)	3,002	3,000
0.88%, dated:
5/4/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $2,041,483, 2.17% - 4.00%, 1/25/29 - 5/01/47)	2,004	2,000
5/5/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $2,058,681, 1.33% - 4.00%, 5/01/27 - 5/01/47)	2,004	2,000
0.89%, dated 5/8/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $2,053,829, 1.33% - 6.00%, 5/01/27 - 5/01/47)	2,004	2,000
0.9%, dated 5/12/17 due 7/11/17 (Collateralized by U.S. Government Obligations valued at $3,061,624, 2.24% - 4.00%, 1/01/27 - 5/01/47)	3,005	3,000
RBC Dominion Securities at:
0.81%, dated 3/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,064,973, 2.13% - 4.00%, 6/30/22 - 5/20/47)	3,006	3,000
0.82%, dated 3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,043,262, 2.13% - 4.00%, 6/30/22 - 5/20/47)	2,004	2,000
0.83%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $6,129,313, 3.50% - 4.00%, 11/20/42 - 6/20/46)	6,013	6,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,101,142, 2.50% - 4.00%, 8/15/23 - 5/20/47)	5,003	5,000
0.86%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $5,100,976, 3.50% - 4.00%, 6/20/46 - 5/20/47)	5,004	5,000
0.91%, dated 5/25/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,782, 2.13% - 4.00%, 6/30/22 - 5/20/47)	4,004	4,000
0.93%, dated:
5/5/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,082,908, 2.50% - 4.00%, 8/15/23 - 5/20/47)	4,009	4,000
5/31/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $7,140,185, 1.50% - 3.00%, 8/15/26 - 7/20/46)	7,007	7,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $418,347)		418,347

U.S. Treasury Repurchase Agreement - 20.0%
With:
Barclays Capital, Inc. at:
0.8%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,103,380, 1.38%, 6/30/23)	4,000	4,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,060,127, 1.50% - 2.25%, 2/28/19 - 11/15/24)	3,000	3,000
BMO Harris Bank NA at:
0.78%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,287,275, 2.25%, 12/31/23)	6,009	6,000
0.79%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,073,500, 2.13%, 5/15/25)	2,003	2,000
0.84%, dated:
4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,287,275, 2.25%, 12/31/23)	6,012	6,000
4/13/17 due 6/7/17:
(Collateralized by U.S. Treasury Obligations valued at $2,072,591, 3.63%, 8/15/19)	2,004	2,000
(Collateralized by U.S. Treasury Obligations valued at $4,176,450, 2.50%, 8/15/23)	4,008	4,000
0.85%, dated 4/18/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,162,176, 2.00%, 11/15/21)	7,014	7,000
0.89%, dated 4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,081,938, 0.63%, 4/30/18)	3,006	3,000
0.9%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,131,045, 3.63%, 2/15/44)	2,004	2,000
5/5/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,121,690, 1.88%, 2/28/22)	4,008	4,000
0.91%, dated 5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,153,948, 2.13%, 2/29/24)	4,006	4,000
0.92%, dated:
5/12/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,184,877, 1.50%, 8/15/26)	4,008	4,000
5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,115,461, 2.13%, 2/29/24)	3,005	3,000
5/25/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,087,997, 1.38%, 9/30/23)	3,004	3,000
0.94%, dated 5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,126,191, 1.75%, 5/15/23)	4,004	4,000
BNP Paribas, S.A. at:
0.63%, dated:
2/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,353,183, 1.13% - 6.13%, 2/28/18 - 5/15/46)	15,028	15,000
2/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,476,935, 0.88% - 7.50%, 1/31/19 - 8/15/29)	22,040	22,000
0.79%, dated 5/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $5,103,290, 1.08% - 2.13%, 10/31/17 - 2/28/22)	5,003	5,000
0.8%, dated:
4/11/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,154,375, 1.88% - 6.13%, 2/28/22 - 11/15/46)	7,010	7,000
4/13/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,147,859, 0.00% - 2.88%, 7/20/17 - 11/15/46)	7,010	7,000
4/17/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,147,219, 0.00% - 6.88%, 7/06/17 - 8/15/29)	7,009	7,000
0.81%, dated 5/3/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,196,931, 1.38% - 6.13%, 6/30/18 - 11/15/46)	7,007	7,000
0.82%, dated:
4/6/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $7,179,163, 0.00% - 6.13%, 7/20/17 - 5/15/46)	7,011	7,000
5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,423,773, 2.00% - 2.75%, 4/30/24 - 11/15/42)	18,013	18,000
0.84%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,226,034, 0.00% - 7.50%, 7/20/17 - 2/15/46)	11,013	11,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,143,241, 0.00% - 6.13%, 6/30/17 - 8/15/29)	7,017	7,000
0.97%, dated 5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,142,003, 1.05% - 1.08%, 10/31/17 - 1/31/19)	7,016	7,000
0.99%, dated:
5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,211,228, 2.88%, 11/15/46)	7,019	7,000
5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,220,337, 1.05% - 1.50%, 7/31/18 - 10/31/20)	11,028	11,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,161,458, 1.25% - 7.50%, 3/31/21 - 11/15/24)	8,026	8,000
Commerz Markets LLC at:
0.85%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,225,994, 0.75%, 7/15/19)	11,002	11,000
0.86%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $36,723,031, 2.13%, 5/15/25)	36,001	36,000
0.89%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,021, 0.75%, 7/15/19)	5,001	5,000
Deutsche Bank Securities, Inc. at:
0.81%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,030,214, 2.75%, 8/15/42)	1,000	1,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,030,115, 2.75%, 8/15/42)	1,000	1,000
0.83%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,030,115, 2.75%, 8/15/42)	1,000	1,000
J.P. Morgan Securities, LLC at 0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,164,492, 1.63%, 2/15/26)	8,000	8,000
Lloyds Bank PLC at 1%, dated 5/18/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $11,399,608, 6.00%, 2/15/26)	11,017	11,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,108,346, 2.25%, 11/15/25)	5,010	5,000
Mizuho Securities U.S.A., Inc. at 0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,149,577, 2.25%, 11/15/25)	7,000	7,000
MUFG Securities EMEA PLC at:
0.8%, dated 5/22/17 due 6/5/17 (Collateralized by U.S. Treasury Obligations valued at $15,468,875, 2.25%, 11/15/25)	15,005	15,000
0.81%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,213,412, 2.13%, 2/29/24)	7,005	7,000
5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,151,498, 1.63%, 5/15/26)	6,002	6,000
5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,021,114, 1.63%, 5/15/26)	1,000	1,000
0.84%, dated 6/5/17 due 6/7/17(e)	14,005	14,000
0.91%, dated 5/1/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,046,932, 1.50%, 11/30/19)	2,005	2,000
Nomura Securities International, Inc. at:
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $52,028,098, 0.00% - 2.25%, 11/24/17 - 11/15/25)	51,008	51,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $25,500,640, 0.00% - 1.88%, 10/26/17 - 2/28/22)	25,001	25,000
Norinchukin Bank at:
0.9%, dated 4/18/17 due 6/15/17 (Collateralized by U.S. Treasury Obligations valued at $2,045,283, 1.88%, 6/30/20)	2,003	2,000
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $2,045,283, 1.88%, 6/30/20)	2,005	2,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $2,045,283, 1.88%, 6/30/20)	2,006	2,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,364, 1.88%, 6/30/20)	4,011	4,000
RBC Capital Markets Corp. at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $4,085,361, 1.38% - 4.63%, 7/31/18 - 11/15/45)	4,005	4,000
0.92%, dated 5/4/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,041,644, 0.00% - 8.00%, 8/15/17 - 11/15/45)	2,005	2,000
0.93%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,061,944, 1.63% - 4.50%, 6/30/19 - 5/15/38)	3,007	3,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,042,006, 1.63% - 6.50%, 6/30/19 - 2/15/43)	2,005	2,000
RBC Dominion Securities at:
0.81%, dated:
3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,043,189, 2.13% - 3.00%, 6/30/22 - 2/15/47)	2,004	2,000
5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,081,204, 2.13% - 2.50%, 6/30/22 - 8/15/23)	4,003	4,000
0.82%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,150,889, 2.13% - 3.00%, 6/30/22 - 2/15/47)	7,015	7,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,892, 2.13% - 2.50%, 6/30/22 - 8/15/23)	4,003	4,000
0.92%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,164, 2.13% - 2.50%, 6/30/22 - 8/15/23)	4,004	4,000
0.93%, dated 5/8/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,082,660, 2.50% - 3.00%, 8/15/23 - 2/15/47)	4,010	4,000
RBS Securities, Inc. at:
0.79%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,045,252, 0.63%, 4/30/18)	2,001	2,000
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,163,982, 0.75%, 8/31/18)	8,001	8,000
0.81%, dated 5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $3,061,135, 0.63% - 1.50%, 4/30/18 - 1/31/19)	3,000	3,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,138, 0.63%, 4/30/18)	1,000	1,000
Societe Generale at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $2,042,667, 0.00%, 11/24/17)	2,003	2,000
0.8%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,041,718, 0.00% - 8.75%, 11/09/17 - 1/31/21)	2,002	2,000
4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,104,060, 0.00% - 3.63%, 11/24/17 - 2/15/20)	5,005	5,000
0.81%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,142,162, 0.00% - 1.38%, 9/07/17 - 9/30/23)	7,004	7,000
0.83%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,142,860, 0.00% - 8.75%, 11/09/17 - 8/31/22)	7,006	7,000
5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $7,141,069, 0.00% - 6.50%, 9/07/17 - 11/15/26)	7,001	7,000
0.84%, dated 4/20/17 due:
6/12/17 (Collateralized by U.S. Treasury Obligations valued at $4,084,163, 0.00% - 8.75%, 11/09/17 - 11/15/43)	4,005	4,000
6/15/17 (Collateralized by U.S. Treasury Obligations valued at $4,112,685, 0.00% - 3.75%, 11/24/17 - 11/15/43)	4,005	4,000
0.88%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,143,010, 0.00% - 8.75%, 11/24/17 - 8/15/44)	7,009	7,000
0.93%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,081,377, 0.00% - 2.50%, 11/24/17 - 5/15/24)	4,006	4,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $523,000)		523,000
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $2,648,144)		2,648,144
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(33,610)
NET ASSETS - 100%		$2,614,534

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $11,994,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $12,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$225,347,000 due 6/01/17 at 0.82%
BNP Paribas, S.A.	$13,654
Bank of America NA	30,907
Bank of Nova Scotia	5,546
Citibank NA	15,630
Credit Agricole CIB New York Branch	20,390
Credit Suisse Securities (USA) LLC	22,134
HSBC Securities (USA), Inc.	16,539
ING Financial Markets LLC	494
J.P. Morgan Securities, Inc.	33,298
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,134
Mizuho Securities USA, Inc.	23,193
RBC Dominion Securities, Inc.	7,422
Wells Fargo Securities LLC	32,006
$225,347

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $2,648,144,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Money Market Trust

Retirement Government Money Market II Portfolio

May 31, 2017

RMM-QTLY-0717
1.802205.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 12.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 12.4%
U.S. Treasury Bills
6/8/17 to 10/5/17	0.63 to 0.92%	$593,840	$592,779
U.S. Treasury Notes
7/15/17 to 4/30/19	0.69 to 1.14 (b)	560,822	561,273
TOTAL U.S. TREASURY DEBT
(Cost $1,154,052)			1,154,052

Variable Rate Demand Note - 1.0%
Arizona - 0.1%
FNMA Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (b)(c)	3,645	3,645
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Remo Apts. Proj.) Series 2002, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (b)(c)	4,000	4,000
			7,645
California - 0.2%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Bristol Apts. Proj.) Series Z, 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (b)(c)	9,500	9,500
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Northwood Apts. Proj.) Series N, 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (b)(c)	4,600	4,600
FNMA Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (b)(c)	3,865	3,865
			17,965
District Of Columbia - 0.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 0.79% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.79 (b)	5,900	5,900
Florida - 0.1%
FNMA Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.78% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.78 (b)(c)	8,255	8,255
New York - 0.3%
FHLMC New York Hsg. Fin. Agcy. Rev. (South Cove Plaza Proj.) Series A, 0.75% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.75 (b)(c)	4,000	4,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.77% 6/7/17 FHLMC, LOC Freddie Mac, VRDN
6/7/17	0.77 (b)(c)	3,600	3,600
FNMA New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Aldus Street Apts. Proj.) Series A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (b)(c)	3,000	3,000
FNMA New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Villa Avenue Apts. Proj.) Series 2006 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (b)(c)	5,990	5,990
FNMA New York Hsg. Fin. Agcy. Rev. (Helena Hsg. Proj.) Series 2003 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (b)(c)	9,000	9,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.75% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.75 (b)	1,600	1,600
			27,190
Texas - 0.1%
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Chisholm Trail Proj.) Series 2004, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (b)(c)	4,800	4,800
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (St. Augustine Estate Proj.) Series 2005, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (b)(c)	5,780	5,780
			10,580
Washington - 0.2%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (b)(c)	15,750	15,750
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $93,285)			93,285

U.S. Government Agency Debt - 46.4%
Federal Agencies - 46.4%
Fannie Mae
9/8/17 to 1/11/18	0.78 to 1.13 (b)	123,000	123,008
Federal Farm Credit Bank
7/25/17 to 1/8/18	0.99 to 1.05 (b)	7,000	7,005
Federal Home Loan Bank
6/1/17 to 9/26/18	0.64 to 1.10 (b)	3,929,900	3,929,135
Freddie Mac
7/14/17 to 1/12/18	0.63 to 1.13 (b)	251,000	251,003
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,310,151)			4,310,151

U.S. Government Agency Repurchase Agreement - 17.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.82% dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations) #	$887,484	$887,464
With:
BNP Paribas, S.A. at:
0.8%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $7,149,673, 0.00% - 6.88%, 6/07/17 - 4/01/47)	7,009	7,000
0.85%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,310,033, 0.00% - 3.63%, 6/07/17 - 4/01/47)	15,017	15,000
0.96%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $29,869,504, 0.00% - 7.50%, 11/15/18 - 4/01/47)	29,071	29,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $28,719,469, 0.00% - 6.63%, 6/07/17 - 4/01/47)	28,075	28,000
Citibank NA at:
0.8%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $7,181,299, 0.00% - 6.00%, 6/30/17 - 1/01/47)	7,001	7,000
0.81%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $42,785,381, 0.13% - 6.00%, 7/31/18 - 4/01/47)	41,907	41,900
Deutsche Bank Securities, Inc. at:
0.82%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $5,150,871, 2.75%, 8/15/42)	5,001	5,000
0.83%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $45,901,087, 2.13% , 5/15/25)	45,001	45,000
0.84%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $39,780,978, 1.38%, 12/31/18)	39,006	39,000
ING Financial Markets LLC at 0.83%, dated:
4/6/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $12,259,343, 0.88%, 10/26/17)	12,015	12,000
7/5/17 (Collateralized by U.S. Government Obligations valued at $15,323,360, 1.38%, 1/28/19)	15,031	15,000
4/7/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $17,362,691, 1.38% - 1.88%, 1/28/19 - 2/19/19)	17,036	17,000
4/11/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $14,298,375, 0.88% - 1.38%, 10/26/17 - 1/28/19)	14,029	14,000
4/12/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $9,193,498, 1.13%, 7/20/18)	9,019	9,000
4/13/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $16,339,217, 1.38%, 1/28/19)	16,033	16,000
4/17/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $9,193,498, 1.13%, 7/20/18)	9,019	9,000
4/18/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $14,297,444, 1.38%, 1/28/19)	14,029	14,000
Merrill Lynch, Pierce, Fenner & Smith at 0.82%, dated 4/13/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $43,909,247, 3.04% - 3.39%, 1/27/31 - 6/02/36)	43,060	43,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.84%, dated 5/3/17 due 6/1/17
(Collateralized by U.S. Government Obligations valued at $19,393,114, 1.86% - 6.06%, 11/01/23 - 5/01/47)	19,028	19,000
(Collateralized by U.S. Government Obligations valued at $16,331,044, 2.32% - 6.00%, 11/01/21 - 5/01/47)	16,024	16,000
(Collateralized by U.S. Government Obligations valued at $19,393,114, 2.33% - 4.00%, 7/01/24 - 6/01/47)	19,029	19,000
0.85%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $8,160,194, 3.50%, 5/01/47)	8,000	8,000
0.86%, dated:
5/12/17 due 7/13/17 (Collateralized by U.S. Government Obligations valued at $25,512,184, 2.33% - 5.43%, 11/01/24 - 5/01/47)	25,037	25,000
5/15/17 due 7/14/17 (Collateralized by U.S. Government Obligations valued at $20,408,285, 3.00% - 4.50%, 4/01/27 - 5/01/47)	20,029	20,000
0.88%, dated 4/26/17 due 7/25/17 (Collateralized by U.S. Government Obligations valued at $7,146,283, 2.00% - 4.00%, 4/01/32 - 5/01/47)	7,015	7,000
RBC Capital Markets Corp. at:
0.84%, dated 4/18/17 due 7/17/17 (Collateralized by U.S. Government Obligations valued at $19,412,186, 1.33% - 5.00%, 1/01/27 - 5/01/47)	19,040	19,000
0.85%, dated 4/10/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $14,297,533, 2.93% - 4.00%, 4/01/32 - 5/01/47)	14,017	14,000
7/11/17 (Collateralized by U.S. Government Obligations valued at $14,297,656, 2.24% - 4.00%, 1/01/26 - 5/01/47)	14,030	14,000
0.87%, dated 5/3/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $10,220,033, 1.33% - 5.50%, 1/01/27 - 5/01/47)	10,007	10,000
0.88%, dated:
5/4/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $7,145,606, 2.47% - 4.00%, 1/25/29 - 1/01/45)	7,015	7,000
5/5/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $8,166,207, 2.13% - 6.00%, 6/01/28 - 5/01/47)	8,017	8,000
0.89%, dated 5/8/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $7,144,747, 2.24% - 5.50%, 1/01/27 - 5/01/47)	7,015	7,000
0.9%, dated 5/12/17 due 7/11/17 (Collateralized by U.S. Government Obligations valued at $10,247,092, 2.65% - 4.00%, 1/01/27 - 5/01/47)	10,015	10,000
RBC Dominion Securities at:
0.81%, dated 3/22/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $11,237,924, 3.50%, 6/20/46)	11,022	11,000
0.82%, dated 3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,129,709, 2.13% - 4.00%, 6/30/22 - 5/20/47)	6,013	6,000
0.83%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $21,452,595, 3.50%, 6/20/46)	21,046	21,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $17,373,209, 3.00% - 3.50%, 5/15/45 - 6/20/46)	17,012	17,000
0.86%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $17,343,413, 1.38% - 4.00%, 9/30/20 - 5/20/47)	17,014	17,000
0.91%, dated 5/25/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $14,282,527, 3.50%, 6/20/46)	14,015	14,000
0.93%, dated:
5/5/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $15,310,672, 3.50%, 6/20/46)	15,035	15,000
5/31/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $24,480,633, 1.38% - 3.50%, 1/31/21 - 5/20/47)	24,022	24,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,581,364)		1,581,364

U.S. Treasury Repurchase Agreement - 24.7%
With:
Barclays Capital, Inc. at 0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,220,253, 6.25% - 7.13%, 2/15/23 - 5/15/30)	11,000	11,000
BMO Harris Bank NA at:
0.78%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,678,148, 2.25%, 12/31/23)	20,029	20,000
0.79%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,232,472, 2.13% - 2.38%, 7/31/17 - 5/15/25)	7,010	7,000
0.84%, dated:
4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,672,974, 2.25%, 12/31/23)	20,041	20,000
4/13/17 due 6/7/17
(Collateralized by U.S. Treasury Obligations valued at $8,355,046, 2.38% - 3.00%, 7/31/17 - 11/15/44)	8,016	8,000
(Collateralized by U.S. Treasury Obligations valued at $13,456,718, 1.38% - 2.25%, 9/30/23 - 12/31/23)	13,026	13,000
0.85%, dated 4/18/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,640,419, 1.38% - 2.25%, 9/30/23 - 11/15/25)	26,052	26,000
0.89%, dated 4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,274,169, 1.38% - 2.25%, 9/30/23 - 11/15/25)	10,019	10,000
0.9%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,360,528, 1.38% - 3.63%, 9/30/23 - 2/15/44)	7,016	7,000
5/5/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,401,824, 2.75%, 11/15/23)	14,027	14,000
0.91%, dated 5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,398,518, 2.13%, 2/29/24)	13,019	13,000
0.92%, dated:
5/12/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,313,287, 1.75%, 11/30/21)	15,030	15,000
5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,336,003, 1.38% - 2.13%, 9/30/23 - 2/29/24)	11,018	11,000
5/25/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,286,858, 1.38%, 9/30/23)	10,012	10,000
0.94%, dated 5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,380,264, 1.88%, 2/28/22)	13,015	13,000
BNP Paribas, S.A. at:
0.63%, dated:
2/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,133,570, 1.05% - 4.50%, 1/31/19 - 5/15/43)	52,096	52,000
2/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $80,752,608, 0.75% - 8.13%, 7/15/19 - 11/15/43)	79,145	79,000
0.79%, dated 5/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $20,510,266, 0.00% - 6.88%, 11/02/17 - 11/15/46)	20,013	20,000
0.8%, dated:
4/11/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,590,336, 0.75% - 8.75%, 1/31/19 - 11/15/46)	26,038	26,000
4/13/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,551,559, 0.63% - 6.88%, 9/30/17 - 5/15/42)	26,036	26,000
4/17/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,546,773, 0.00% - 8.75%, 9/21/17 - 11/15/46)	26,034	26,000
0.81%, dated 5/3/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,711,182, 0.00% - 6.13%, 8/10/17 - 8/15/45)	27,026	27,000
0.82%, dated:
4/6/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $26,553,887, 0.00% - 2.00%, 10/12/17 - 4/30/24)	26,040	26,000
5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $66,315,272, 0.00% - 2.88%, 8/10/17 - 11/15/46)	65,046	65,000
0.84%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $40,821,904, 0.00% - 1.13%, 11/02/17 - 9/30/21)	40,046	40,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,581,418, 1.08% - 3.63%, 10/31/17 - 11/15/46)	26,063	26,000
0.97%, dated 5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,530,786, 1.00% - 7.25%, 8/15/17 - 11/15/46)	26,059	26,000
0.99%, dated:
5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,652,082, 0.00% - 2.88%, 10/12/17 - 11/15/46)	26,069	26,000
5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $38,891,148, 0.88% - 6.13%, 7/15/17 - 11/15/46)	38,095	38,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $29,584,996, 0.63% - 8.75%, 8/15/17 - 2/15/36)	29,095	29,000
Commerz Markets LLC at:
0.85%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $37,748,814, 2.13%, 5/15/25)	37,006	37,000
0.86%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $134,642,774, 2.13%, 5/15/25)	132,003	132,000
0.89%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $19,384,045, 0.75%, 7/15/19)	19,003	19,000
Deutsche Bank Securities, Inc. at:
0.81%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $5,150,871, 2.75%, 8/15/42)	5,001	5,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $5,150,178, 2.75%, 8/15/42)	5,000	5,000
0.83%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,150,178, 2.75%, 8/15/42)	5,001	5,000
Federal Reserve Bank of New York at 0.75%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $464,009,738, 1.75% - 4.50%, 2/15/21 - 5/15/42)	464,010	464,000
Lloyds Bank PLC at 1%, dated 5/18/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $40,687,679, 6.00%, 2/15/26)	39,062	39,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $19,411,451, 1.25% - 2.75%, 9/30/17 - 11/15/23)	19,037	19,000
Mizuho Securities U.S.A., Inc. at 0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $25,703,368, 2.75%, 2/15/24)	25,001	25,000
MUFG Securities EMEA PLC at:
0.8%, dated 5/22/17 due 6/5/17 (Collateralized by U.S. Treasury Obligations valued at $56,147,874, 2.13% - 2.38%, 11/30/23 - 8/15/24)	55,017	55,000
0.81%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,779,527, 2.13%, 2/29/24)	27,018	27,000
5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,561,091, 1.50%, 2/28/19)	20,006	20,000
5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $5,112,530, 1.63% - 8.88%, 2/15/19 - 5/15/26)	5,000	5,000
0.84%, dated 6/5/17 due 6/7/17(d)	49,016	49,000
0.91%, dated 5/1/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,177,694, 1.50%, 11/30/19)	8,019	8,000
Nomura Securities International, Inc. at:
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $184,648,729, 0.00% - 9.13%, 8/15/17 - 11/15/44)	181,028	181,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $90,782,120, 0.00% - 8.75%, 10/12/17 - 3/31/24)	89,002	89,000
Norinchukin Bank at:
0.9%, dated 4/18/17 due 6/15/17 (Collateralized by U.S. Treasury Obligations valued at $7,150,838, 1.88%, 6/30/20)	7,010	7,000
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $7,145,738, 1.88%, 6/30/20)	7,019	7,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $6,125,647, 1.88%, 6/30/20)	6,017	6,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,184, 1.88%, 6/30/20)	13,037	13,000
RBC Capital Markets Corp. at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $13,277,333, 2.13% - 7.88%, 2/15/21 - 5/15/38)	13,017	13,000
0.92%, dated 5/4/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,186,075, 1.63% - 7.88%, 6/30/19 - 11/15/45)	7,016	7,000
0.93%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,228,081, 0.00% - 7.88%, 9/28/17 - 5/15/46)	11,026	11,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,188,652, 1.38% - 9.00%, 7/31/17 - 8/15/45)	9,022	9,000
RBC Dominion Securities at:
0.81%, dated:
3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,172,788, 2.13% - 3.00%, 6/30/22 - 2/15/47)	8,017	8,000
5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,264,114, 2.50% - 3.00%, 8/15/23 - 2/15/47)	13,009	13,000
0.82%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,788,772, 3.00%, 5/15/45 - 2/15/47)	25,054	25,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,262,910, 2.13% - 3.00%, 6/30/22 - 2/15/47)	13,009	13,000
0.92%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,260,365, 2.50%, 8/15/23)	13,012	13,000
0.93%, dated 5/8/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,268,277, 2.13% - 2.50%, 6/30/22 - 8/15/23)	13,031	13,000
RBS Securities, Inc. at:
0.79%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,161,910, 0.75% - 1.50%, 8/31/18 - 1/31/19)	8,002	8,000
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $28,566,850, 0.88% - 1.75%, 3/31/18 - 2/28/21)	28,004	28,000
0.81%, dated 5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $9,181,399, 0.75% - 1.38%, 8/31/18 - 4/30/20)	9,001	9,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,060,414, 0.63%, 4/30/18)	3,000	3,000
Societe Generale at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $8,170,577, 0.00% - 8.75%, 11/09/17 - 2/15/26)	8,011	8,000
0.8%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,166,530, 0.00% - 8.75%, 11/09/17 - 5/15/24)	8,008	8,000
4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,353,544, 0.00% - 8.75%, 11/24/17 - 5/15/24)	17,016	17,000
0.81%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,528,675, 0.00% - 3.75%, 9/30/17 - 8/15/41)	26,016	26,000
0.83%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,530,396, 0.75% - 2.00%, 10/31/17 - 11/15/21)	26,022	26,000
5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $25,503,528, 0.00% - 8.50%, 6/08/17 - 8/15/23)	25,004	25,000
0.84%, dated 4/20/17 due:
6/12/17 (Collateralized by U.S. Treasury Obligations valued at $13,290,239, 0.00% - 3.75%, 9/07/17 - 11/15/43)	13,016	13,000
6/15/17 (Collateralized by U.S. Treasury Obligations valued at $13,319,811, 0.63% - 3.75%, 4/30/18 - 11/15/43)	13,017	13,000
0.88%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,531,055, 0.00% - 3.63%, 11/24/17 - 2/15/24)	26,032	26,000
0.93%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,264,476, 0.00% - 2.00%, 11/24/17 - 11/15/21)	13,020	13,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,295,000)		2,295,000
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $9,433,852)		9,433,852
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(140,890)
NET ASSETS - 100%		$9,292,962

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$887,464,000 due 6/01/17 at 0.82%
BNP Paribas, S.A.	$53,771
Bank of America NA	121,719
Bank of Nova Scotia	21,842
Citibank NA	61,555
Credit Agricole CIB New York Branch	80,299
Credit Suisse Securities (USA) LLC	87,169
HSBC Securities (USA), Inc.	65,134
ING Financial Markets LLC	1,946
J.P. Morgan Securities, Inc.	131,131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,282
Mizuho Securities USA, Inc.	91,339
RBC Dominion Securities, Inc.	29,229
Wells Fargo Securities LLC	126,048
$887,464

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $9,433,852,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017